Commitments (Details) - USD ($)	1 Months Ended
	Dec. 20, 2019	Dec. 31, 2019
Commitments (Textual)
Deferred fees		$ 11,280,000
Monthly rental payments	$ 19,000
Lease expiration date	Jul. 13, 2021